June 4, 1998

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Filings - Rule 497(j)

Re:  General Municipal Bond Fund, Inc.
     CIK No. 0000357063
     1940 Act File No. 811-3372
     Registration Statement File No. 2-75608

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 22 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on May 26, 1998.

     Please address any comments or questions to the undersigned at (212) 922-6805.

                                                      Very truly yours,



                                                      James Bitetto
JB:kwm
Enclosure

cc:  Stroock & Stroock & Lavan
     Ernst & Young LLP